401(k) Savings Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Contribution Plan [Abstract]
Deinfed contribution employer matching contribution percentage of match	100.00%
Defined contribution employer matching contribution percent	3.00%
Defined contribution plan employer discretionary contribution amount	$ 200	$ 0